BANK LOANS AND OTHER BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Secured—at amortised cost:
Bank Loans	$ 131,231	$ 114,456
Other borrowings	34,013	0
Borrowings	165,244	114,456
Current portion of secured bank loan received including disposal group	20,696	18,323
Non current portion of secured bank loan received	144,548	96,133
Total Bank Loan	165,244	114,456
Interest payable (included in bank loans)	943	886
Non-current portion of non-current borrowings	144,548	96,133
Within 2 to 5 years [member]
Secured—at amortised cost:
Non-current portion of non-current borrowings	$ 144,548	$ 96,133